OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income (expense) [Abstract]
OTHER OPERATING INCOME
NOTE 9: OTHER OPERATING INCOME

	2022 £m	2021 £m	2020 £m
Operating lease rental income	1,077	1,059	1,120
Rental income from investment properties (note 26)	145	186	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 41)	92	(2)	149
Movement in value of in-force business (note 24)	(80)	(70)	76
Liability management	(31)	(22)	(145)
Share of results of joint ventures and associates (note 22)	10	2	(13)
Other	63	19	45
Total other operating income	1,276	1,172	1,423